Financial investments and financial receivables	12 Months Ended
Dec. 31, 2021
Financial investments and financial receivables [abstract]
Disclosure of financial investments and financial receivables [text block]
14 Financial investments and financial receivables
Non-current financial investments
At 31 December
(in USD million) 2021 2020
Bonds 1,822 1,866
Listed equity securities 778 1,648
Non-listed equity securities 746 569
Financial investments 3,346 4,083
Bonds and equity securities mainly relate to investment portfolios held by Equinor’s captive insurance company and other listed and
non-listed equities held for long-term strategic purposes, mainly accounted for using fair value through profit or loss.
Included in Listed equity securities are shares in Scatec ASA of USD 360 million and USD
831

million for 2021 and 2020,
respectively
Non-current prepayments and financial receivables
At 31 December
(in USD million) 2021 2020
Interest bearing financial receivables

707 465
Other interest bearing receivables 276 246
Prepayments and other non-interest bearing receivables 104 150
Prepayments and financial receivables 1,087 861
Interest bearing financial receivables primarily relate to loans to employees and project financing of equity accounted companies.
Other interest bearing receivables primarily relate to tax receivables.
Current financial investments
At 31 December
(in USD million) 2021 2020
Time deposits 7,060 4,841
Interest bearing securities 14,186 7,010
Listed equity securities 0 13
Financial investments 21,246 11,865
At 31 December 2021, current financial investments include USD 300 million investment portfolios held by Equinor’s captive insurance company which mainly are accounted for using fair value through profit or loss.

The corresponding balance at 31 December 2020 was
USD 202

million.
For information about financial instruments by category, see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk .